ASSET RETIREMENT OBLIGATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ASSET RETIREMENT OBLIGATION
Opening balance	$ 1,463	$ 987
Increase due to reassessment of the rehabilitation obligation	87	514
Effect of change in discount rate	(62)	(56)
Accretion expense	96	18
Ending balance	$ 1,584	$ 1,463